Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of goodwill

		Wuhan
	So-Young	Miracle	Total
	RMB	RMB	RMB
Balance as of December 31, 2020	48,500	—	48,500
Increase in goodwill related to acquisition	684	540,009	540,693
Impairment of goodwill (i)	(48,500)	—	(48,500)
Balance as of December 31, 2021	684	540,009	540,693
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	—	—
Balance as of December 31, 2022	684	540,009	540,693

(i)	In the annual goodwill impairment assessment, the Group concluded that the carrying amounts of Leya reporting unit exceeded its respective fair value and fully impaired goodwill of RMB48,500 related to Leya reporting unit for the year ended December 31, 2021.